As filed with the Securities and Exchange Commission on November 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 98.79%	Value

	Aerospace & Defense - 6.93%
11,500	Empresa Brasileira de Aeronautica SA - ADR	$443,900
9,300	L-3 Communications Holdings, Inc.	735,351
		1,179,251

	Air Freight & Logistics - 2.89%
3,700	FedEx Corp.	322,381
2,450	United Parcel Service, Inc. - Class B	169,369
		491,750

	Beverages - 5.73%
24,400	Constellation Brands, Inc. - Class A *	634,400
6,000	PepsiCo, Inc.	340,260
		974,660

	Biotechnology - 5.50%
6,000	Affymetrix, Inc. *	277,380
8,275	Amgen, Inc. *	659,269
		936,649

	Communications Equipment - 8.72%
19,000	Cisco Systems, Inc. *	340,670
13,290	QUALCOMM, Inc.	594,727
8,025	Research In Motion Ltd. *#	548,910
		1,484,307

	Computers & Peripherals - 1.81%
9,000	Dell, Inc. *	307,800

	Consumer Finance - 2.83%
8,400	American Express Co.	482,496

	Diversified Financial Services - 2.18%
1,100	Chicago Mercantile Exchange Holdings, Inc.	371,030

	Food Products - 1.27%
3,000	Wm. Wrigley Jr. Co.	215,640

	Health Care Equipment & Supplies - 2.52%
8,000	Medtronic, Inc.	428,960

	Health Care Providers & Services - 2.21%
6,700	UnitedHealth Group, Inc.	376,540

	Information Retrieval Services - 1.49%
800	Google, Inc. - Class A *	253,168

	Internet & Catalog Retail - 3.34%
13,800	eBay, Inc. *	568,560

	Internet Software & Services - 2.37%
11,900	Yahoo! Inc. *	402,696

	IT Services - 2.07%
9,300	CheckFree Corp. *	351,726

	Media - 2.95%
14,000	XM Satellite Radio Holdings, Inc. - Class A *	502,740

	Multiline Retail - 3.09%
15,300	Nordstrom, Inc.	525,096

	Oil & Gas - 21.11%
10,500	Anadarko Petroleum Corp.	1,005,375
7,900	Apache Corp.	594,238
11,000	ConocoPhillips	769,010
5,980	Suncor Energy, Inc. #	361,970
18,855	Vintage Petroleum, Inc.	860,919
		3,591,512

	Pharmaceuticals - 4.83%
9,340	Novartis AG - ADR	476,340
8,300	Sanofi-Aventis - ADR	344,865
		821,205

	Semiconductor & Semiconductor Equipment - 3.27%
15,800	Intel Corp.	389,470
6,000	Xilinx, Inc.	167,100
		556,570

	Software - 1.70%
11,260	Microsoft Corp.	289,720

	Specialty Retail - 9.98%
10,160	Abercrombie & Fitch Co. - Class A	506,476
16,800	Best Buy Co., Inc.	731,304
12,000	Williams-Sonoma, Inc. *	460,200
		1,697,980
	TOTAL COMMON STOCKS (Cost $13,803,274)	16,810,056

	SHORT-TERM INVESTMENTS - 0.88%
150,164	SEI Daily Income Trust Government Fund - Class B (Cost $150,164)	150,164
	Total Investments in Securities (Cost $13,953,438) - 99.67%	16,960,220
	Other Assets in Excess of Liabilities - 0.33%	55,414
	NET ASSETS - 100.00%	$17,015,634

*	Non-income producing security.
#	U.S. security of a foreign issuer.
ADR	American Depository Receipt

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/22/05

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 11/22/05

* Print the name and title of each signing officer under his or her signature.